SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash movements:
Proceeds from issue of bonds, notes and debentures	$ 350	$ 0
Repayment of debt	(240)	0
Payments for debt issue costs	(6)	0
Proceeds From (Repayments For) Accounts Receivable Securitization	68	0
Cash movements	172	0
Non-cash movements:
Amortization of debt issue costs	2	2
Debt Issuance Costs Incurred During Noncash Or Partial Noncash Transaction1	(1)
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	10	0
Interest expense	3	2
Net increase in financial liabilities	$ 175	$ 2